OppenheimerFunds, Inc.

225 Liberty Street, 11th Floor

New York, NY 10281-1008

December 2, 2014

VIA EDGAR

Securities and Exchange Commission

Mail Stop 0-7, Filer Support

6432 General Green Way

Alexandria, VA 22312

Re:	Oppenheimer Multi-State Municipal Trust, on behalf of Oppenheimer
Rochester High Yield Municipal Fund (the “Registrant”)
Reg No. 333-30198; File No. 811-05867

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on November 25, 2014.

Sincerely,

/s/Erin K. Powrie

------------------------------------

Erin K. Powrie

Assistant Vice-President &

Assistant Counsel

212.323.5824

epowrie@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
KPMG LLP
Gloria LaFond
Edward Gizzi, Esq.